INCOME TAXES (Tables)	1 Months Ended
Jan. 31, 2018
Income Tax Disclosure [Abstract]
Summary of Income Tax (Expense) Benefit

A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

	2017	2016	2015
	(in millions)
Income tax (expense) benefit:
Current (expense) benefit	$119	$(169)	$136
Deferred (expense) benefit	(168)	(209)	86

Total	$(49)	$(378)	$222

Summary of Sources of Difference and Their Tax Effects

The sources of the difference and their tax effects are as follows:

	2017	2016	2015
	(in millions)
Expected income tax (expense) benefit	$(457)	$(710)	$(149)
Noncontrolling interest	138	125	96
Non-taxable investment income (loss)	255	177	191
Tax audit interest	(14)	(32)	(8)
State income taxes	(16)	(108)	(10)
Tax Settlements/Uncertain Tax Position Release	228	181	105
Change in Tax Law	(32)	—	—
Intangibles	(138)	(9)	(9)
Other	(13)	(2)	6

Income tax (expense) benefit	$(49)	$(378)	$222

Components of Net Deferred Income Taxes

The components of the net deferred income taxes are as follows:

	2017		2016
	Assets	Liabilities	Assets	Liabilities
	(in millions)
Compensation and related benefits	$328	$—	$605	$—
Net operating loss	35	—	43	—
Reserves and reinsurance	1,460	—	1,906	—
DAC and VOBA	—	850	—	1,551
Unrealized investment gains (losses)	—	373	—	63
Investments	—	891	—	859
Alternative minimum tax credits	528	—	303	—
Other	170	—	537	—

Total	$2,521	$2,114	$3,394	$2,473

Reconciliation of unrecognized tax benefits (excluding interest and penalties)

A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	2017	2016	2015
	(in millions)
Balance at January 1,	$729	$802	$857
Additions for tax positions of prior years	28	99	44
Reductions for tax positions of prior years	(247)	(172)	(99)
Additions for tax positions of current year	—	—	—
Settlements with Tax Authorities	(33)	—	—

Balance at December 31,	$477	$729	$802

Unrecognized tax benefits that, if recognized, would impact the effective rate	$317	$485	$620